Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 10,260	$ 8,192	$ 3,941
Interest expense		7,055	5,007	809
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		9,048	7,169	3,376
Interest expense		6,736	4,724	703
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		599	423	84
Other [member]
Analysis Of Income And Expense [line items]
Interest income		613	600	481
Interest expense		$ 319	$ 283	$ 106

[1]	Interest income included $9.6 billion for the quarter ended January 31, 2023 (October 31, 2022: $7.6 billion; January 31, 2022: $3.5 billion), calculated based on the effective interest rate method.